Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total USD ($)		Issuance Of Common Stock USD ($)	Series A Cumulative Preferred Shares USD ($)	T L C Debt Conversion USD ($)	Common Shares	Common Shares Issuance Of Common Stock	Common Shares T L C Debt Conversion	Common Shares Restricted Stock	Common Stock Par Value USD ($)	Common Stock Par Value Issuance Of Common Stock USD ($)	Common Stock Par Value T L C Debt Conversion USD ($)	Common Stock Par Value Restricted Stock USD ($)	Capital in Excess of Par Value USD ($)	Capital in Excess of Par Value Issuance Of Common Stock USD ($)	Capital in Excess of Par Value T L C Debt Conversion USD ($)	Capital in Excess of Par Value Restricted Stock USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)
Beginning Balance at Dec. 31, 2009	$ 669,679,000			$ 84,000						$ 259,000				$ 1,004,171,000				$ (316,302,000)	$ (18,533,000)
Beginning Balance (in shares) at Dec. 31, 2009				125		25,863,976
Net loss	(86,537,000)																	(86,537,000)
Other comprehensive income	6,974,000																		6,974,000
Dividends declared or paid to equity owners /common stock	(15,000)																	(15,000)
Ending Balance at Dec. 31, 2010	590,101,000			84,000						259,000				1,004,171,000				(402,854,000)	(11,559,000)
Ending Balance (in shares) at Dec. 31, 2010				125		25,863,976
Net loss	(63,863,000)	[1],[2]																(63,863,000)
Other comprehensive income	4,007,000																		4,007,000
Dividends declared or paid to equity owners /common stock	(3,869,000)													(106,000)				(3,763,000)
Dividends declared or paid to equity owners /common stock	(16,000)																	(16,000)
Ending Balance at Dec. 31, 2011	526,360,000			84,000						259,000				1,004,065,000				(470,496,000)	(7,552,000)
Ending Balance (in shares) at Dec. 31, 2011				125		25,863,976
Net loss	(76,233,000)	[1],[2]																(76,233,000)
Other comprehensive income	6,781,000																		6,781,000
Issuance of common stock, shares							33,350,000	24,245,278	1,392,261
Issuance of common stock			455,314,000		363,679,000						334,000	242,000	14,000		454,980,000	363,437,000	(14,000)
Preferred stock redemption, shares				(125)
Preferred stock redemption	(139,000)			(84,000)														(55,000)
Dividends declared or paid to equity owners /common stock	(28,242,000)																	(28,242,000)
Stock-based compensation expense	5,931,000													5,931,000
Dividends declared or paid to equity owners /common stock	(8,000)																	(8,000)
Ending Balance at Dec. 31, 2012	1,253,443,000									849,000				1,828,399,000				(575,034,000)	(771,000)
Beginning Balance (in shares) at Dec. 31, 2012						84,851,515
Net loss	(20,001,000)																	(20,001,000)
Other comprehensive income	680,000																		680,000
Dividends declared or paid to equity owners /common stock	(53,016,000)																	(53,016,000)
Stock based compensation, net (in shares)						6,254
Stock based compensation, net	4,102,000													4,102,000
Ending Balance at Jun. 30, 2013	$ 1,185,208,000									$ 849,000				$ 1,832,501,000				$ (648,051,000)	$ (91,000)
Ending Balance (in shares) at Jun. 30, 2013						84,857,769

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.